SHARE-BASED AND OTHER COMPENSATION PROGRAMS SARs (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Parent [Member] USD ($)	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Parent [Member] USD ($)	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member] Parent [Member] USD ($)	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member]	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member] EUR (€)	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member] Minimum [Member] EUR (€)	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member] Maximum [Member] EUR (€)	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] AXA Financial [Member] Maximum [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Units Granted In Period							352,158	113,210	24,101
Benchmark Price Per Share For Calculation Of Appreciation In Value									€ 15.43	€ 10.05	€ 10.71	€ 33.78	€ 14.96
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number							840,324
Awards Outstanding Weighted Average Remaining Contractual Term							7 years 0 months 0 days
Compensation Cost Not Yet Recognized	$ 61,000,000			$ 538,928	$ 136,667
Share Based Compensation Expense	$ 194,000,000	$ 416,000,000	$ 199,000,000	$ (402,262)	$ (87,759)	$ (865,661)